Schedule of Investments (unaudited)	iShares® U.S. Infrastructure ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.6%
Howmet Aerospace Inc.(a)	109,526	$3,775,361

Aluminum — 1.7%
Arconic Corp.(a)	103,169	3,674,880
Century Aluminum Co.(a)	299,538	3,861,045
Kaiser Aluminum Corp.	29,449	3,636,657
		11,172,582
Building Products — 6.7%
Advanced Drainage Systems Inc.	35,339	4,119,467
Apogee Enterprises Inc.	100,711	4,101,959
Armstrong World Industries Inc.	35,772	3,836,905
AZEK Co. Inc. (The)(a)	90,583	3,846,154
Builders FirstSource Inc.(a)(b)	90,125	3,844,733
Cornerstone Building Brands Inc.(a)	220,930	4,016,507
Gibraltar Industries Inc.(a)	50,689	3,868,078
Insteel Industries Inc.	115,453	3,711,814
Owens Corning	36,726	3,595,475
Simpson Manufacturing Co. Inc.	34,798	3,843,091
Trex Co. Inc.(a)	39,743	4,062,132
		42,846,315
Commodity Chemicals — 3.3%
AdvanSix Inc.(a)	118,482	3,537,872
Hawkins Inc.	115,206	3,772,996
LyondellBasell Industries NV, Class A	33,003	3,395,019
Olin Corp.	77,072	3,565,351
Tredegar Corp.	246,139	3,389,334
Westlake Chemical Corp.	36,586	3,296,033
		20,956,605
Construction & Engineering — 11.4%
AECOM(a)	59,422	3,762,601
API Group Corp.(a)(c)	178,950	3,738,266
Argan Inc.	79,584	3,803,319
Comfort Systems USA Inc.	44,793	3,529,240
Construction Partners Inc., Class A(a)	115,744	3,634,362
EMCOR Group Inc.	30,180	3,717,874
Fluor Corp.(a)	190,840	3,377,868
Granite Construction Inc.	95,892	3,982,395
Great Lakes Dredge & Dock Corp.(a)	260,772	3,809,879
IES Holdings Inc.(a)	70,520	3,621,907
MasTec Inc.(a)	32,251	3,421,831
Matrix Service Co.(a)	345,868	3,631,614
MYR Group Inc.(a)	43,513	3,956,202
Northwest Pipe Co.(a)	121,082	3,420,567
NV5 Global Inc.(a)	42,414	4,008,547
Primoris Services Corp.	119,683	3,522,271
Quanta Services Inc.	41,411	3,750,594
Sterling Construction Co. Inc.(a)	153,754	3,710,084
Tutor Perini Corp.(a)	245,044	3,393,859
Valmont Industries Inc.	15,271	3,604,720
		73,398,000
Construction Machinery & Heavy Trucks — 2.8%
Astec Industries Inc.	55,646	3,502,359
Greenbrier Companies Inc. (The)	83,251	3,628,078
Oshkosh Corp.	29,301	3,652,077
Terex Corp.	73,474	3,498,832
Trinity Industries Inc.	135,638	3,647,306
		17,928,652
Security	Shares	Value

Construction Materials — 4.3%
Eagle Materials Inc.	26,172	$3,719,303
Forterra Inc.(a)	164,627	3,870,381
Martin Marietta Materials Inc.	10,940	3,848,801
Summit Materials Inc., Class A(a)(b)	110,797	3,861,276
U.S. Concrete Inc.(a)(b)	67,377	4,972,423
United State Lime & Minerals Inc.	28,116	3,910,654
Vulcan Materials Co.	21,406	3,726,142
		27,908,980
Distributors — 0.6%
Pool Corp.	8,811	4,041,253

Diversified Chemicals — 0.5%
Eastman Chemical Co.	29,731	3,471,094

Diversified Metals & Mining — 0.5%
Compass Minerals International Inc.	56,409	3,342,797

Electric Utilities — 19.2%
ALLETE Inc.	72,695	5,087,196
Alliant Energy Corp.	87,215	4,863,108
American Electric Power Co. Inc.	58,472	4,946,146
Avangrid Inc.	94,588	4,864,661
Duke Energy Corp.	49,753	4,911,616
Edison International	88,694	5,128,287
Entergy Corp.	47,470	4,732,759
Evergy Inc.	80,051	4,837,482
Eversource Energy.	61,253	4,914,941
Exelon Corp.	110,594	4,900,420
FirstEnergy Corp.	131,095	4,878,045
Hawaiian Electric Industries Inc.	116,088	4,908,201
IDACORP Inc.	51,080	4,980,300
MGE Energy Inc.	67,032	4,989,862
NextEra Energy Inc.	69,106	5,064,088
NRG Energy Inc.	148,026	5,965,448
OGE Energy Corp.	146,731	4,937,498
Otter Tail Corp.	104,010	5,076,728
PG&E Corp.(a)	483,058	4,912,700
Pinnacle West Capital Corp.	57,743	4,733,194
PNM Resources Inc.	102,905	5,018,677
Portland General Electric Co.	103,193	4,755,133
PPL Corp.	174,010	4,867,060
Southern Co. (The)	78,769	4,766,312
Xcel Energy Inc.	71,900	4,736,772
		123,776,634
Environmental & Facilities Services — 1.6%
Harsco Corp.(a)(b)	166,923	3,408,568
Team Inc.(a)(b)	451,148	3,022,691
Tetra Tech Inc.	32,196	3,929,200
		10,360,459
Gas Utilities — 6.7%
Atmos Energy Corp.	49,797	4,785,990
Chesapeake Utilities Corp.	43,332	5,214,140
National Fuel Gas Co.	93,877	4,905,073
New Jersey Resources Corp.	115,049	4,552,489
Northwest Natural Holding Co.	93,689	4,920,546
ONE Gas Inc.	66,822	4,952,847
South Jersey Industries Inc.	183,342	4,754,058
Southwest Gas Holdings Inc.	58,151	3,849,015
Spire Inc.	69,820	5,045,891
		42,980,049

Schedule of Investments (unaudited) (continued)	iShares® U.S. Infrastructure ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Heavy Electrical Equipment — 0.5%
Babcock & Wilcox Enterprises Inc.(a)	433,342	$3,414,735

Home Furnishings — 0.6%
Leggett & Platt Inc.	70,465	3,650,792

Independent Power Producers & Energy Traders — 0.8%
Vistra Corp.	288,028	5,342,919

Industrial Conglomerates — 0.6%
Carlisle Companies Inc.	20,314	3,887,693

Industrial Machinery — 1.1%
Mueller Industries Inc.	83,633	3,622,145
Omega Flex Inc.	25,630	3,760,178
		7,382,323
Multi-Utilities — 10.8%
Ameren Corp.	58,792	4,705,712
Avista Corp.	86,387	3,686,133
Black Hills Corp.	73,354	4,814,223
CenterPoint Energy Inc.	197,582	4,844,711
CMS Energy Corp.	80,572	4,760,194
Consolidated Edison Inc.	65,477	4,696,010
Dominion Energy Inc.	65,585	4,825,088
DTE Energy Co.	36,724	4,759,430
MDU Resources Group Inc.	114,245	3,580,438
NiSource Inc.	198,271	4,857,640
NorthWestern Corp.	79,480	4,786,286
Public Service Enterprise Group Inc.	82,116	4,905,610
Sempra Energy	36,719	4,864,533
Unitil Corp.	89,267	4,728,473
WEC Energy Group Inc.	53,814	4,786,755
		69,601,236
Oil & Gas Equipment & Services — 0.6%
U.S. Silica Holdings Inc.(a)	311,633	3,602,478

Oil & Gas Storage & Transportation — 4.7%
Antero Midstream Corp.	505,051	5,247,480
EnLink Midstream LLC	836,808	5,347,203
Equitrans Midstream Corp.	554,601	4,719,654
Kinder Morgan Inc.	268,213	4,889,523
ONEOK Inc.	92,923	5,170,236
Williams Companies Inc. (The)	179,614	4,768,752
		30,142,848
Railroads — 3.0%
CSX Corp.	150,352	4,823,292
Kansas City Southern	16,839	4,771,668
Norfolk Southern Corp.	17,936	4,760,394
Union Pacific Corp.	22,012	4,841,099
		19,196,453
Renewable Electricity — 1.0%
Sunnova Energy International Inc.(a)(b)	176,137	6,633,320

Research & Consulting Services — 0.6%
Jacobs Engineering Group Inc.	26,798	3,575,389

Specialty Chemicals — 1.7%
Avient Corp.	73,929	3,634,350
Ingevity Corp.(a)	44,928	3,655,342
PQ Group Holdings Inc.	241,062	3,702,712
		10,992,404
Security	Shares	Value

Steel — 6.7%
Allegheny Technologies Inc.(a)	161,371	$3,364,585
Carpenter Technology Corp.	87,750	3,529,305
Cleveland-Cliffs Inc.(a)(b)	193,549	4,172,917
Commercial Metals Co.	118,955	3,654,298
Haynes International Inc.	105,748	3,741,364
Mesabi Trust	100,856	3,570,302
Nucor Corp.	35,472	3,402,829
Reliance Steel & Aluminum Co.	22,599	3,410,189
Steel Dynamics Inc.	59,365	3,538,154
TimkenSteel Corp.(a)(b)	256,714	3,632,503
United States Steel Corp.	146,614	3,518,736
Worthington Industries Inc.	57,550	3,520,909
		43,056,091
Trading Companies & Distributors — 1.8%
BlueLinx Holdings Inc.(a)	85,499	4,298,889
Boise Cascade Co.	60,328	3,520,139
H&E Equipment Services Inc.	107,362	3,571,934
		11,390,962
Water Utilities — 5.3%
American States Water Co.	63,781	5,074,416
American Water Works Co. Inc.	32,068	4,942,641
California Water Service Group	88,861	4,935,340
Essential Utilities Inc.	106,127	4,850,004
Middlesex Water Co.	58,795	4,805,315
SJW Group	79,319	5,020,893
York Water Co. (The)	99,316	4,499,015
		34,127,624
Total Common Stocks — 99.7%
(Cost: $621,084,437)		641,956,048

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(d)(e)(f)	7,258,844	7,263,199
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	750,000	750,000
		8,013,199

Total Short -Term Investments — 1.3%
(Cost: $8,012,527)		8,013,199

Total Investments in Securities — 101.0%
(Cost: $629,096,964)		649,969,247

Other Assets, Less Liabilities — (1.0)%		(6,357,008)

Net Assets — 100.0%		$643,612,239

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Infrastructure ETF
June 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,775,064	$5,487,361	(a)	$—	$105	$669	$7,263,199	7,258,844	$2,723	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	510,000	240,000	(a)	—	—	—	750,000	750,000	25		—
					$105	$669	$8,013,199		$2,748		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
S&P MidCap 400 E-Mini Index	2	09/17/21	$538	$(6,633)
S&P Select Sector Energy E-Mini Index	2	09/17/21	112	(1,874)
S&P Select Sector Utilities E-Mini Index	8	09/17/21	509	(15,417)
				$(23,924)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$641,956,048	$—	$—	$641,956,048
Money Market Funds	8,013,199	—	—	8,013,199
	$649,969,247	$—	$—	$649,969,247
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(23,924)	$—	$—	$(23,924)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

3